Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders' capital
Schedule of number of share outstanding

Number of shares outstanding on December 31, 2022	55,395,856
Exercise of stock options	533,478
Vesting of RSUs	26,210
Number of shares outstanding on June 30, 2023	55,955,544